AST QMA US EQUITY ALPHA PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 128.8%
Common Stocks
Aerospace & Defense — 2.3%
Curtiss-Wright Corp.(u)	20,800	$2,624,544
General Dynamics Corp.(u)	18,600	3,646,158
Lockheed Martin Corp.(u)	9,900	3,416,490
Vectrus, Inc.*	13,200	663,696
		10,350,888
Auto Components — 0.9%
Adient PLC*	46,100	1,910,845
Dana, Inc.	14,600	324,704
Goodyear Tire & Rubber Co. (The)*	44,500	787,650
Modine Manufacturing Co.*	22,400	253,792
Tenneco, Inc. (Class A Stock)*	59,900	854,773
		4,131,764
Automobiles — 1.1%
Ford Motor Co.*	133,300	1,887,528
General Motors Co.*	27,300	1,438,983
Harley-Davidson, Inc.	11,600	424,676
Tesla, Inc.*(u)	1,000	775,480
Winnebago Industries, Inc.	2,200	159,390
		4,686,057
Banks — 3.3%
Citigroup, Inc.(u)	48,240	3,385,483
Citizens Financial Group, Inc.	27,400	1,287,252
Comerica, Inc.	2,000	161,000
First Financial Corp.	12,400	521,420
First Merchants Corp.	11,000	460,240
Hanmi Financial Corp.	22,100	443,326
Heartland Financial USA, Inc.	16,900	812,552
Horizon Bancorp, Inc.	9,300	168,981
JPMorgan Chase & Co.	2,800	458,332
KeyCorp	35,100	758,862
OceanFirst Financial Corp.	16,900	361,829
OFG Bancorp (Puerto Rico)	31,600	796,952
Popular, Inc. (Puerto Rico)	2,300	178,641
QCR Holdings, Inc.	6,200	318,928
Regions Financial Corp.	33,000	703,230
Wells Fargo & Co.(u)	78,100	3,624,621
WesBanco, Inc.	4,800	163,584
		14,605,233
Beverages — 1.7%
Coca-Cola Co. (The)(u)	82,400	4,323,528
PepsiCo, Inc.(u)	22,400	3,369,184
		7,692,712
Biotechnology — 3.8%
AbbVie, Inc.(u)	41,239	4,448,451
Biogen, Inc.*	500	141,495
Eagle Pharmaceuticals, Inc.*	14,200	792,076
Gilead Sciences, Inc.(u)	55,100	3,848,735
Regeneron Pharmaceuticals, Inc.*(u)	4,900	2,965,382
United Therapeutics Corp.*	9,400	1,735,052
Vertex Pharmaceuticals, Inc.*(u)	15,500	2,811,545
		16,742,736
	Shares	Value
Common Stocks (continued)
Building Products — 1.1%
Carlisle Cos., Inc.	8,200	$1,630,078
Carrier Global Corp.	25,500	1,319,880
JELD-WEN Holding, Inc.*	69,200	1,732,076
		4,682,034
Capital Markets — 3.9%
Donnelley Financial Solutions, Inc.*	4,500	155,790
Evercore, Inc. (Class A Stock)	12,400	1,657,508
Goldman Sachs Group, Inc. (The)(u)	11,600	4,385,148
Piper Sandler Cos.	15,000	2,076,900
Raymond James Financial, Inc.(u)	35,700	3,294,396
State Street Corp.(u)	29,500	2,499,240
Stifel Financial Corp.(u)	35,800	2,432,968
StoneX Group, Inc.*	10,900	718,310
		17,220,260
Chemicals — 2.9%
Cabot Corp.(u)	49,200	2,465,904
Chemours Co. (The)	19,500	566,670
Dow, Inc.	26,300	1,513,828
DuPont de Nemours, Inc.(u)	37,000	2,515,630
Huntsman Corp.	21,000	621,390
Mosaic Co. (The)(u)	64,400	2,300,368
Olin Corp.	8,800	424,600
Westlake Chemical Corp.(u)	28,300	2,579,262
		12,987,652
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	31,400	1,413,314
BrightView Holdings, Inc.*	22,300	329,148
Clean Harbors, Inc.*	21,000	2,181,270
HNI Corp.	15,800	580,176
		4,503,908
Communications Equipment — 0.5%
Cisco Systems, Inc.	8,300	451,769
Ubiquiti, Inc.	6,100	1,821,887
		2,273,656
Construction & Engineering — 0.3%
EMCOR Group, Inc.	12,400	1,430,712
Construction Materials — 0.1%
Eagle Materials, Inc.	2,800	367,248
Consumer Finance — 1.5%
Capital One Financial Corp.(u)	25,100	4,065,447
Discover Financial Services	6,700	823,095
OneMain Holdings, Inc.	34,000	1,881,220
		6,769,762
Distributors — 0.7%
Genuine Parts Co.	6,300	763,749
LKQ Corp.*(u)	48,000	2,415,360
		3,179,109
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	11,800	3,220,692
A1

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 2.0%
AT&T, Inc.(u)	122,500	$3,308,725
Verizon Communications, Inc.(u)	99,200	5,357,792
		8,666,517
Electric Utilities — 0.7%
Entergy Corp.	1,900	188,689
Exelon Corp.	44,500	2,151,130
Otter Tail Corp.	16,000	895,520
		3,235,339
Electrical Equipment — 2.4%
Acuity Brands, Inc.	10,800	1,872,396
Atkore, Inc.*(u)	32,700	2,842,284
AZZ, Inc.	10,100	537,320
Emerson Electric Co.	20,100	1,893,420
Encore Wire Corp.	13,400	1,270,722
nVent Electric PLC	44,500	1,438,685
Regal Beloit Corp.	6,300	947,142
		10,801,969
Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics, Inc.*	11,400	1,280,106
Jabil, Inc.(u)	47,200	2,755,064
Sanmina Corp.*	10,800	416,232
ScanSource, Inc.*	20,800	723,632
SYNNEX Corp.	19,600	2,040,360
		7,215,394
Energy Equipment & Services — 1.1%
ChampionX Corp.*	13,400	299,624
Halliburton Co.	77,200	1,669,064
Oceaneering International, Inc.*	58,800	783,216
Schlumberger NV(u)	77,600	2,300,064
		5,051,968
Entertainment — 2.1%
Activision Blizzard, Inc.(u)	39,100	3,025,949
Electronic Arts, Inc.	12,500	1,778,125
Playtika Holding Corp.*(u)	98,400	2,718,792
World Wrestling Entertainment, Inc. (Class A Stock)	35,000	1,969,100
		9,491,966
Equity Real Estate Investment Trusts (REITs) — 2.5%
Apartment Income REIT Corp.	3,400	165,954
Apple Hospitality REIT, Inc.(u)	161,000	2,532,530
Franklin Street Properties Corp.	33,100	153,584
Piedmont Office Realty Trust, Inc. (Class A Stock)(u)	134,100	2,337,363
PotlatchDeltic Corp.	26,500	1,366,870
SBA Communications Corp.(u)	8,100	2,677,617
Service Properties Trust	115,100	1,290,271
Whitestone REIT	72,600	710,028
		11,234,217
Food & Staples Retailing — 0.7%
Kroger Co. (The)	4,100	165,763
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.(u)	19,600	$2,731,848
		2,897,611
Food Products — 1.7%
Kraft Heinz Co. (The)(u)	65,600	2,415,392
Sanderson Farms, Inc.(u)	12,600	2,371,320
Tyson Foods, Inc. (Class A Stock)(u)	32,900	2,597,126
		7,383,838
Health Care Equipment & Supplies — 5.9%
Align Technology, Inc.*(u)	5,600	3,726,408
Boston Scientific Corp.*(u)	80,600	3,497,234
Danaher Corp.(u)	13,200	4,018,608
DENTSPLY SIRONA, Inc.(u)	39,900	2,316,195
Edwards Lifesciences Corp.*	18,300	2,071,743
Envista Holdings Corp.*	22,300	932,363
Integer Holdings Corp.*	13,000	1,161,420
Intuitive Surgical, Inc.*	300	298,245
Lantheus Holdings, Inc.*	24,000	616,320
Medtronic PLC(u)	31,800	3,986,130
Stryker Corp.(u)	12,500	3,296,500
West Pharmaceutical Services, Inc.	400	169,816
		26,090,982
Health Care Providers & Services — 4.0%
Anthem, Inc.(u)	11,100	4,138,080
Cigna Corp.	2,900	580,464
HCA Healthcare, Inc.(u)	12,100	2,936,912
McKesson Corp.(u)	15,000	2,990,700
Molina Healthcare, Inc.*	7,300	1,980,563
UnitedHealth Group, Inc.(u)	10,900	4,259,066
Universal Health Services, Inc. (Class B Stock)	6,600	913,242
		17,799,027
Health Care Technology — 0.2%
Computer Programs & Systems, Inc.*	9,000	319,140
HealthStream, Inc.*	7,400	211,492
NextGen Healthcare, Inc.*	19,900	280,590
		811,222
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.*	600	1,424,322
Century Casinos, Inc.*	44,200	595,374
Del Taco Restaurants, Inc.	116,100	1,013,553
Jack in the Box, Inc.	1,800	175,194
McDonald’s Corp.(u)	21,100	5,087,421
RCI Hospitality Holdings, Inc.	9,800	671,398
Red Rock Resorts, Inc. (Class A Stock)*(u)	53,300	2,730,026
Starbucks Corp.	19,900	2,195,169
Wendy’s Co. (The)	9,400	203,792
		14,096,249
Household Durables — 1.2%
M/I Homes, Inc.*	7,000	404,600
PulteGroup, Inc.	7,600	348,992

A2

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Skyline Champion Corp.*(u)	52,000	$3,123,120
Tri Pointe Homes, Inc.*	57,700	1,212,854
		5,089,566
Household Products — 0.4%
Procter & Gamble Co. (The)	13,800	1,929,240
Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The)(u)	105,200	2,401,716
Industrial Conglomerates — 1.2%
3M Co.	8,700	1,526,154
Honeywell International, Inc.(u)	16,900	3,587,532
		5,113,686
Insurance — 2.4%
American International Group, Inc.(u)	56,600	3,106,774
MetLife, Inc.(u)	46,500	2,870,445
Old Republic International Corp.	64,100	1,482,633
Reinsurance Group of America, Inc.	20,500	2,280,830
Stewart Information Services Corp.	16,400	1,037,464
		10,778,146
Interactive Media & Services — 7.1%
Alphabet, Inc. (Class A Stock)*(u)	4,400	11,763,488
Alphabet, Inc. (Class C Stock)*(u)	3,037	8,094,547
Facebook, Inc. (Class A Stock)*(u)	34,400	11,675,016
		31,533,051
Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.*(u)	3,300	10,840,632
Duluth Holdings, Inc. (Class B Stock)*	32,000	436,160
Lands’ End, Inc.*	40,300	948,662
Liquidity Services, Inc.*	39,200	847,112
PetMed Express, Inc.	9,900	266,013
Qurate Retail, Inc. (Class A Stock)	22,200	226,218
Shutterstock, Inc.	3,500	396,620
		13,961,417
IT Services — 7.1%
Accenture PLC (Class A Stock)(u)	16,800	5,374,656
Amdocs Ltd.	12,500	946,375
Automatic Data Processing, Inc.	9,000	1,799,280
Cognizant Technology Solutions Corp. (Class A Stock)(u)	49,100	3,643,711
Conduent, Inc.*	104,500	688,655
CSG Systems International, Inc.	4,200	202,440
EPAM Systems, Inc.*(u)	5,600	3,194,688
Evo Payments, Inc. (Class A Stock)*	41,800	989,824
Fidelity National Information Services, Inc.	3,900	474,552
Genpact Ltd.	31,100	1,477,561
Hackett Group, Inc. (The)	42,200	827,964
International Business Machines Corp.	15,600	2,167,308
International Money Express, Inc.*	16,400	273,880
Mastercard, Inc. (Class A Stock)(u)	9,000	3,129,120
Visa, Inc. (Class A Stock)(u)	28,700	6,392,925
		31,582,939
	Shares	Value
Common Stocks (continued)
Leisure Products — 1.1%
Brunswick Corp.(u)	27,700	$2,638,979
Johnson Outdoors, Inc. (Class A Stock)	6,400	677,120
MasterCraft Boat Holdings, Inc.*	29,000	727,320
Smith & Wesson Brands, Inc.	37,400	776,424
		4,819,843
Life Sciences Tools & Services — 3.6%
Agilent Technologies, Inc.	6,000	945,180
Bruker Corp.	10,000	781,000
IQVIA Holdings, Inc.*(u)	15,200	3,641,008
Mettler-Toledo International, Inc.*(u)	1,800	2,479,248
PerkinElmer, Inc.	13,100	2,270,099
Thermo Fisher Scientific, Inc.(u)	10,000	5,713,300
		15,829,835
Machinery — 3.1%
AGCO Corp.(u)	22,400	2,744,672
Alamo Group, Inc.	1,200	167,436
Altra Industrial Motion Corp.	3,300	182,655
Crane Co.	5,400	511,974
Cummins, Inc.(u)	12,000	2,694,720
Deere & Co.(u)	8,900	2,982,123
Hillenbrand, Inc.	14,400	614,160
Mueller Industries, Inc.	37,900	1,557,690
Oshkosh Corp.	9,400	962,278
Otis Worldwide Corp.	3,800	312,664
Parker-Hannifin Corp.	3,000	838,860
		13,569,232
Marine — 0.1%
Genco Shipping & Trading Ltd.	27,300	549,549
Media — 1.4%
Comcast Corp. (Class A Stock)(u)	76,800	4,295,424
Gray Television, Inc.	65,600	1,496,992
News Corp. (Class B Stock)	23,500	545,905
		6,338,321
Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	50,900	1,655,777
Reliance Steel & Aluminum Co.	3,300	469,986
Steel Dynamics, Inc.(u)	46,300	2,707,624
TimkenSteel Corp.*	43,500	568,980
		5,402,367
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Granite Point Mortgage Trust, Inc.	40,700	536,019
Multi-Utilities — 0.7%
MDU Resources Group, Inc.(u)	104,400	3,097,548
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.(u)	125,200	2,683,036
Cheniere Energy, Inc.*	20,900	2,041,303
EOG Resources, Inc.(u)	42,100	3,379,367
Exxon Mobil Corp.(u)	72,700	4,276,214
Targa Resources Corp.	4,000	196,840
		12,576,760

A3

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products — 0.7%
Medifast, Inc.	9,300	$1,791,552
Nu Skin Enterprises, Inc. (Class A Stock)	26,400	1,068,408
		2,859,960
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.(u)	73,500	4,348,995
Johnson & Johnson(u)	47,700	7,703,550
Pfizer, Inc.(u)	82,000	3,526,820
Viatris, Inc.	8,474	114,823
Zoetis, Inc.	2,700	524,178
		16,218,366
Professional Services — 1.3%
Kforce, Inc.	17,300	1,031,772
Korn Ferry	14,900	1,078,164
ManpowerGroup, Inc.	20,700	2,241,396
Science Applications International Corp.	9,200	787,152
TriNet Group, Inc.*	7,400	699,892
		5,838,376
Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	7,700	749,672
Newmark Group, Inc. (Class A Stock)	40,600	580,986
RMR Group, Inc. (The) (Class A Stock)	13,600	454,920
		1,785,578
Road & Rail — 0.5%
AMERCO	800	516,824
Schneider National, Inc. (Class B Stock)	83,300	1,894,242
		2,411,066
Semiconductors & Semiconductor Equipment — 7.0%
Amkor Technology, Inc.	85,800	2,140,710
Applied Materials, Inc.(u)	33,400	4,299,582
Broadcom, Inc.(u)	9,100	4,412,863
Cirrus Logic, Inc.*	22,900	1,885,815
Intel Corp.(u)	101,880	5,428,166
KLA Corp.	1,900	635,569
Kulicke & Soffa Industries, Inc. (Singapore)	36,600	2,133,048
Lam Research Corp.(u)	5,100	2,902,665
MKS Instruments, Inc.(u)	19,300	2,912,563
QUALCOMM, Inc.(u)	32,700	4,217,646
		30,968,627
Software — 13.4%
Adobe, Inc.*(u)	8,500	4,893,620
Agilysys, Inc.*	8,800	460,768
Autodesk, Inc.*	2,600	741,442
Cadence Design Systems, Inc.*	11,500	1,741,560
CDK Global, Inc.	48,800	2,076,440
ChannelAdvisor Corp.*	76,700	1,935,141
CommVault Systems, Inc.*	6,000	451,860
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Dolby Laboratories, Inc. (Class A Stock)(u)	25,700	$2,261,600
Manhattan Associates, Inc.*(u)	21,600	3,305,448
Microsoft Corp.(u)	91,400	25,767,488
Oracle Corp.	5,000	435,650
Paycom Software, Inc.*(u)	6,900	3,420,675
PTC, Inc.*(u)	20,400	2,443,716
Sapiens International Corp. NV (Israel)	29,000	834,620
SPS Commerce, Inc.*(u)	17,600	2,839,056
SS&C Technologies Holdings, Inc.(u)	39,200	2,720,480
Synopsys, Inc.*(u)	11,100	3,323,451
		59,653,015
Specialty Retail — 2.4%
AutoNation, Inc.*(u)	25,800	3,141,408
Bath & Body Works, Inc.	2,400	151,272
Foot Locker, Inc.(u)	48,000	2,191,680
Group 1 Automotive, Inc.	5,700	1,070,916
MarineMax, Inc.*	9,500	460,940
Ross Stores, Inc.(u)	23,500	2,557,975
Zumiez, Inc.*	27,000	1,073,520
		10,647,711
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.(u)	133,200	18,847,800
HP, Inc.(u)	103,700	2,837,232
Western Digital Corp.*(u)	42,700	2,409,988
		24,095,020
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.*	41,300	1,999,333
Crocs, Inc.*	10,100	1,449,148
Deckers Outdoor Corp.*	2,700	972,540
Tapestry, Inc.	54,400	2,013,888
		6,434,909
Tobacco — 0.4%
Altria Group, Inc.	27,900	1,270,008
Vector Group Ltd.	42,900	546,975
		1,816,983
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	2,600	234,338
Boise Cascade Co.	21,900	1,182,162
GMS, Inc.*	13,300	582,540
Veritiv Corp.*(u)	26,200	2,346,472
		4,345,512

Total Long-Term Investments (cost $479,314,021)		571,805,080
Short-Term Investments — 0.6%
Affiliated Mutual Fund — 0.4%
PGIM Core Ultra Short Bond Fund (cost $1,541,738)(wb)	1,541,738	1,541,738

A4

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.2%
U.S. Treasury Bills
0.025%	12/09/21	1,000	$999,946
(cost $999,952)

Total Short-Term Investments (cost $2,541,690)			2,541,684

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—129.4% (cost $481,855,711)			574,346,764

	Shares
Securities Sold Short — (29.3)%
Common Stocks
Aerospace & Defense — (0.5)%
AeroVironment, Inc.*	11,400	(984,048)
Astronics Corp.*	10,900	(153,254)
Maxar Technologies, Inc.	33,500	(948,720)
		(2,086,022)
Beverages — (0.4)%
Celsius Holdings, Inc.*	17,900	(1,612,611)
Biotechnology — (2.1)%
Albireo Pharma, Inc.*	8,500	(265,200)
Avid Bioservices, Inc.*	27,000	(582,390)
Beam Therapeutics, Inc.*	6,400	(556,864)
Cytokinetics, Inc.*	37,000	(1,322,380)
Generation Bio Co.*	26,300	(659,341)
Global Blood Therapeutics, Inc.*	22,800	(580,944)
Heron Therapeutics, Inc.*	47,100	(503,499)
Insmed, Inc.*	20,100	(553,554)
IVERIC bio, Inc.*	47,700	(774,648)
Protagonist Therapeutics, Inc.*	3,700	(65,564)
Radius Health, Inc.*	19,600	(243,236)
REVOLUTION Medicines, Inc.*	23,500	(646,485)
Sarepta Therapeutics, Inc.*	12,700	(1,174,496)
Twist Bioscience Corp.*	11,600	(1,240,852)
		(9,169,453)
Building Products — (0.6)%
CSW Industrials, Inc.	8,800	(1,123,760)
PGT Innovations, Inc.*	12,600	(240,660)
Trex Co., Inc.*	11,300	(1,151,809)
		(2,516,229)
Capital Markets — (0.2)%
MarketAxess Holdings, Inc.	1,900	(799,311)
Chemicals — (0.8)%
Danimer Scientific, Inc.*	42,100	(687,914)
Livent Corp.*	81,100	(1,874,221)
Quaker Chemical Corp.	4,900	(1,164,828)
		(3,726,963)
Commercial Services & Supplies — (0.3)%
Montrose Environmental Group, Inc.*	12,000	(740,880)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Viad Corp.*	11,400	$(517,674)
		(1,258,554)
Communications Equipment — (0.4)%
Infinera Corp.*	111,900	(931,008)
Viasat, Inc.*	19,400	(1,068,358)
		(1,999,366)
Construction & Engineering — (0.5)%
Ameresco, Inc. (Class A Stock)*	6,600	(385,638)
Construction Partners, Inc. (Class A Stock)*	16,700	(557,279)
WillScot Mobile Mini Holdings Corp.*	46,600	(1,478,152)
		(2,421,069)
Consumer Finance — (0.1)%
LendingTree, Inc.*	2,000	(279,660)
Diversified Consumer Services — (0.5)%
2U, Inc.*	33,000	(1,107,810)
Bright Horizons Family Solutions, Inc.*	5,200	(724,984)
OneSpaWorld Holdings Ltd. (Bahamas)*	39,900	(397,803)
		(2,230,597)
Diversified Telecommunication Services — (0.2)%
Bandwidth, Inc. (Class A Stock)*	9,100	(821,548)
Electrical Equipment — (1.2)%
FTC Solar, Inc.*	37,900	(295,241)
FuelCell Energy, Inc.*	168,700	(1,128,603)
Plug Power, Inc.*	54,300	(1,386,822)
Shoals Technologies Group, Inc. (Class A Stock)*	40,600	(1,131,928)
Sunrun, Inc.*	32,300	(1,421,200)
		(5,363,794)
Electronic Equipment, Instruments & Components — (0.3)%
FARO Technologies, Inc.*	8,200	(539,642)
nLight, Inc.*	15,000	(422,850)
PAR Technology Corp.*	4,300	(264,493)
		(1,226,985)
Energy Equipment & Services — (0.3)%
Dril-Quip, Inc.*	19,700	(496,046)
Liberty Oilfield Services, Inc. (Class A Stock)*	70,900	(860,017)
		(1,356,063)
Equity Real Estate Investment Trusts (REITs) — (0.2)%
Americold Realty Trust,	36,600	(1,063,230)
Food & Staples Retailing — (0.1)%
Grocery Outlet Holding Corp.*	28,200	(608,274)
Food Products — (0.4)%
Cal-Maine Foods, Inc.	20,000	(723,200)
Freshpet, Inc.*	1,900	(271,111)
A5

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Utz Brands, Inc.	35,400	$(606,402)
		(1,600,713)
Health Care Equipment & Supplies — (1.6)%
Alphatec Holdings, Inc.*	45,000	(548,550)
Axonics, Inc.*	22,000	(1,431,980)
Cerus Corp.*	68,200	(415,338)
CryoPort, Inc.*	21,200	(1,410,012)
Dexcom, Inc.*	1,600	(874,976)
Inari Medical, Inc.*	11,100	(900,210)
Novocure Ltd.*	6,200	(720,254)
Outset Medical, Inc.*	10,800	(533,952)
Silk Road Medical, Inc.*	7,900	(434,737)
		(7,270,009)
Health Care Providers & Services — (1.8)%
Accolade, Inc.*	30,800	(1,298,836)
AdaptHealth Corp.*	14,300	(333,047)
agilon health, Inc.*	20,800	(545,168)
Castle Biosciences, Inc.*	11,500	(764,750)
HealthEquity, Inc.*	18,800	(1,217,488)
Oak Street Health, Inc.*	25,600	(1,088,768)
Progyny, Inc.*	27,100	(1,517,600)
R1 RCM, Inc.*	55,500	(1,221,555)
		(7,987,212)
Health Care Technology — (0.5)%
Health Catalyst, Inc.*	24,700	(1,235,247)
Teladoc Health, Inc.*	7,200	(913,032)
		(2,148,279)
Hotels, Restaurants & Leisure — (0.3)%
Bally’s Corp.*	23,700	(1,188,318)
Red Robin Gourmet Burgers, Inc.*	6,100	(140,666)
		(1,328,984)
Household Durables — (0.5)%
Helen of Troy Ltd.*	5,900	(1,325,612)
Lovesac Co. (The)*	2,200	(145,398)
Purple Innovation, Inc.*	35,500	(746,210)
		(2,217,220)
Independent Power & Renewable Electricity Producers — (0.4)%
Sunnova Energy International, Inc.*	50,500	(1,663,470)
Insurance — (1.0)%
BRP Group, Inc. (Class A Stock)*	24,900	(828,921)
Goosehead Insurance, Inc. (Class A Stock)	8,600	(1,309,694)
HCI Group, Inc.	3,700	(409,849)
Selectquote, Inc.*	73,800	(954,234)
Trupanion, Inc.*	13,500	(1,048,545)
		(4,551,243)
Interactive Media & Services — (0.4)%
MediaAlpha, Inc. (Class A Stock)*	18,400	(343,712)
TripAdvisor, Inc.*	32,300	(1,093,355)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Zillow Group, Inc. (Class C Stock)*	2,600	$(229,164)
		(1,666,231)
Internet & Direct Marketing Retail — (0.2)%
CarParts.com, Inc.*	22,700	(354,347)
RealReal, Inc. (The)*	31,100	(409,898)
		(764,245)
IT Services — (2.4)%
BigCommerce Holdings, Inc. (Class 1 Stock)*	21,800	(1,103,952)
Cloudflare, Inc. (Class A Stock)*	17,800	(2,005,170)
Fastly, Inc. (Class A Stock)*	15,000	(606,600)
LiveRamp Holdings, Inc.*	11,500	(543,145)
MongoDB, Inc.*	2,600	(1,225,926)
Okta, Inc.*	4,700	(1,115,498)
Repay Holdings Corp.*	42,800	(985,684)
StoneCo Ltd. (Brazil) (Class A Stock)*	29,600	(1,027,712)
Switch, Inc. (Class A Stock)	50,500	(1,282,195)
Wix.com Ltd. (Israel)*	4,100	(803,477)
		(10,699,359)
Leisure Products — (0.3)%
Peloton Interactive, Inc. (Class A Stock)*	14,100	(1,227,405)
Life Sciences Tools & Services — (1.4)%
Adaptive Biotechnologies Corp.*	36,600	(1,244,034)
Berkeley Lights, Inc.*	31,400	(614,184)
Codexis, Inc.*	46,900	(1,090,894)
Inotiv, Inc.*	6,200	(181,288)
NanoString Technologies, Inc.*	26,000	(1,248,260)
NeoGenomics, Inc.*	42,400	(2,045,376)
		(6,424,036)
Machinery — (1.2)%
Chart Industries, Inc.*	9,000	(1,719,990)
Energy Recovery, Inc.*	25,000	(475,750)
Hydrofarm Holdings Group, Inc.*	20,400	(772,140)
Proto Labs, Inc.*	15,000	(999,000)
Trinity Industries, Inc.	47,100	(1,279,707)
		(5,246,587)
Media — (0.6)%
Cardlytics, Inc.*	15,800	(1,326,252)
Magnite, Inc.*	45,500	(1,274,000)
		(2,600,252)
Metals & Mining — (0.5)%
Allegheny Technologies, Inc.*	73,200	(1,217,316)
Carpenter Technology Corp.	26,900	(880,706)
		(2,098,022)
Multiline Retail — (0.2)%
Ollie’s Bargain Outlet Holdings, Inc.*	18,200	(1,097,096)
Oil, Gas & Consumable Fuels — (0.4)%
Chesapeake Energy Corp.	15,800	(973,122)

A6

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
New Fortress Energy, Inc.	22,000	$(610,500)
		(1,583,622)
Pharmaceuticals — (0.5)%
Provention Bio, Inc.*	30,400	(194,560)
Reata Pharmaceuticals, Inc. (Class A Stock)*	14,900	(1,499,089)
Theravance Biopharma, Inc.*	36,200	(267,880)
WaVe Life Sciences Ltd.*	27,200	(133,280)
		(2,094,809)
Professional Services — (0.6)%
Clarivate PLC*	51,600	(1,130,040)
Upwork, Inc.*	38,000	(1,711,140)
		(2,841,180)
Real Estate Management & Development — (0.3)%
Redfin Corp.*	25,800	(1,292,580)
Semiconductors & Semiconductor Equipment — (1.4)%
Cree, Inc.*	18,900	(1,525,797)
Enphase Energy, Inc.*	6,800	(1,019,796)
First Solar, Inc.*	12,600	(1,202,796)
Impinj, Inc.*	15,700	(896,941)
NeoPhotonics Corp.*	28,200	(245,622)
Silicon Laboratories, Inc.*	8,000	(1,121,280)
		(6,012,232)
Software — (3.1)%
8x8, Inc.*	61,300	(1,433,807)
Bill.com Holdings, Inc.*	4,400	(1,174,580)
Coupa Software, Inc.*	5,900	(1,293,162)
Digital Turbine, Inc.*	15,700	(1,079,375)
Everbridge, Inc.*	14,200	(2,144,768)
Jamf Holding Corp.*	36,800	(1,417,536)
Model N, Inc.*	14,800	(495,800)
nCino, Inc.*	5,800	(411,974)
PagerDuty, Inc.*	33,000	(1,366,860)
Palantir Technologies, Inc. (Class A Stock)*	41,400	(995,256)
Rapid7, Inc.*	9,700	(1,096,294)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Smartsheet, Inc. (Class A Stock)*	15,500	$(1,066,710)
		(13,976,122)
Specialty Retail — (0.6)%
GrowGeneration Corp.*	26,600	(656,222)
Leslie’s, Inc.*	52,600	(1,080,404)
Vroom, Inc.*	47,400	(1,046,118)
		(2,782,744)
Thrifts & Mortgage Finance — (0.0)%
Capitol Federal Financial, Inc.	20,600	(236,694)

Total Securities Sold Short (proceeds received $126,364,542)		(129,950,075)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—100.1% (cost $355,491,169)		444,396,689

Liabilities in excess of other assets(z) — (0.1)%		(385,144)

Net Assets — 100.0%		$444,011,545

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	S&P 500 E-Mini Index	Dec. 2021	$2,793,538	$(98,161)
1	S&P Mid Cap 400 E-Mini Index	Dec. 2021	263,320	(4,581)
				$(102,742)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7